Revenue information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	¥ 1,717,437	¥ 1,313,992	¥ 3,561,994	$ 491,222	¥ 2,779,063	¥ 2,241,063
Revenue			98.10%	98.10%	97.10%	97.80%
Point in time
Disaggregation of Revenue [Line Items]
Total revenues	1,617,929	1,206,043	¥ 3,349,256		¥ 2,590,714	¥ 2,068,222
Over time
Disaggregation of Revenue [Line Items]
Total revenues	99,508	107,949	212,738		188,349	172,841
Sales of goods
Disaggregation of Revenue [Line Items]
Total revenues	1,264,263	858,080	2,433,964	$ 335,659	1,983,817	1,678,234
Automotive computing platform
Disaggregation of Revenue [Line Items]
Total revenues	1,053,901	608,078	1,690,569		1,423,548	1,265,227
SoC Core Modules
Disaggregation of Revenue [Line Items]
Total revenues	200,255	188,338	660,554		333,421	203,402
Automotive merchandise and other products
Disaggregation of Revenue [Line Items]
Total revenues	10,107	61,664	82,841		226,848	209,605
Software license revenues .
Disaggregation of Revenue [Line Items]
Total revenues	215,641	78,995	404,469		261,265	71,297
Service revenues
Disaggregation of Revenue [Line Items]
Total revenues	237,533	376,917	723,561	$ 99,784	533,981	491,532
Automotive computing platform - Design and development service
Disaggregation of Revenue [Line Items]
Total revenues	119,291	241,090	468,770		306,358	297,801
Connectivity service
Disaggregation of Revenue [Line Items]
Total revenues	99,508	107,949	212,738		188,349	172,841
Other services
Disaggregation of Revenue [Line Items]
Total revenues	¥ 18,734	¥ 27,878	¥ 42,053		¥ 39,274	¥ 20,890